Schedule of other receivables (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ValueAddedTaxReceivableCurrent	€ 210	€ 294
InvestmentTaxReceivableCurrent	510	561
Research and development subsidies receivable from the French State	318	494
Personnel advances	125	88
OtherReceivables	36	60
NontradeReceivablesCurrent	€ 1,200	€ 1,497